Superannuation commitments (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Superannuation commitments
Funding surplus	$ 154	$ 158
Westpac Group Plan
Superannuation commitments
Percentage of contribution on member's salary	12.10%
Westpac New Zealand Superannuation Scheme
Superannuation commitments
Percentage of contribution on member's salary	17.00%